Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Columbia Select Large Cap Value Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		0.92%	13.45%	8.78%
Columbia Select Large Cap Value Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		5.28%	13.94%	8.60%
Columbia Select Large Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.36%	15.09%	9.70%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		7.47%	15.17%	9.77%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		7.50%	15.22%	9.83%
Columbia Select Large Cap Value Fund - Class R [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.84%	14.53%	9.16%
Columbia Select Large Cap Value Fund - Class S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	7.27%	14.84%	9.44%
Without Sales Load [Member] | Columbia Select Large Cap Value Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		7.08%	14.80%	9.42%
Without Sales Load [Member] | Columbia Select Large Cap Value Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		6.28%	13.94%	8.60%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		13.52%	15.94%	12.86%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		8.91%	13.02%	8.60%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.